Income (loss) per share - Summary of Income (Loss) per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) Per Share [Abstract]
Net income (loss)	€ (58,103)	€ (52,809)	€ (63,984)	[1]
Weighted average number of ordinary shares in circulation (in shares)	79,639,826	79,542,627	78,934,960
Basic income (loss) per share (in EUR per share)	€ (0.73)	€ (0.66)	€ (0.81)	[1]
Adjustment for share instruments (in shares)	0	0	0
Diluted income (loss) per share (in EUR per share)	€ (0.73)	€ (0.66)	€ (0.81)	[1]

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.